Spin-off of Industrial Testing Assets to Roka Bioscience, Inc. (GEN-PROBE INCORPORATED [Member])	12 Months Ended
Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Spin-off of Industrial Testing Assets to Roka Bioscience, Inc.
Note 4.	Spin-off of Industrial Testing Assets to Roka Bioscience, Inc.

In September 2009, the Company spun-off its industrial testing assets, including the Closed Unit Dose Assay (“CUDA”) system, to Roka Bioscience, Inc. (“Roka”), a newly formed private company focused on developing rapid, highly accurate molecular assays for biopharmaceutical production, water and food safety testing, and other applications. In consideration for the contribution of assets valued at $0.7 million, the Company received shares of preferred stock representing 19.9% of Roka’s capital stock on a fully diluted basis.

In addition to the CUDA system, the Company contributed to Roka other industrial assets and the right to use certain of its technologies and related know-how in certain industrial markets. These markets include biopharmaceutical production, water and food safety testing, veterinary testing, environmental testing and bioterrorism testing. Roka also has rights to develop certain infection control tests for use on the CUDA system.

The Company will receive royalties on any potential Roka product sales, and retains rights to use the CUDA system for clinical diagnostic applications. In addition, the Company is providing contract manufacturing and certain other services to Roka. In May 2011, the Company entered into a supply agreement with Roka, pursuant to which Roka has the right to purchase PANTHER instruments from the Company for use in certain industrial markets.

During 2011, the Company invested an additional $4.0 million in Roka, bringing its total investment in Roka to $4.7 million. As of December 31, 2011, the Company owned approximately 14.7% of Roka’s capital stock calculated on a fully diluted basis. The Company considers Roka to be a variable interest entity in accordance with ASC Topic 810, Consolidation. However, the Company is not the primary beneficiary of Roka and therefore has not consolidated Roka’s financial position or results of operations in the Company’s consolidated financial statements.